long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 2,340	$ 1,876
Total	40,209	34,005
Composite long-term debt
short-term borrowings
Total	25,051
Total	11,169
Total	36,220
Canadian Dollars
short-term borrowings
Total	18,065
Total	8,292
Total	26,357
Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	16,092
Future cash outflows in respect of associated interest and like carrying costs	7,867
Undiscounted contractual maturities	23,959
Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	1,973
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	425
Undiscounted contractual maturities - Finance leases	2,398
U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	6,793
Future cash outflows in respect of associated interest and like carrying costs	2,912
Undiscounted contractual maturities	9,705
U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	117
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	30
Undiscounted contractual maturities - Finance leases	147
U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(6,371)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(2,623)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(8,994)
U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	6,215
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	2,522
Undiscounted contractual maturities - Derivative Liabilities, Pay	8,737
U.S. Dollars | Composite long-term debt
short-term borrowings
Total	6,754
Total	2,841
Total	9,595
Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	232
Future cash outflows in respect of associated interest and like carrying costs - Finance leases	36
Undiscounted contractual maturities - Finance leases	268
First year
short-term borrowings
Total	7,099	7,057
First year | Composite long-term debt
short-term borrowings
Total	2,523
First year | Canadian Dollars
short-term borrowings
Total	949
First year | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	537
First year | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	412
First year | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,486
First year | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	31
First year | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,507)
First year | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,510
First year | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	1,520
First year | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	54
2 years hence
short-term borrowings
Total	4,014	1,593
2 years hence | Composite long-term debt
short-term borrowings
Total	2,762
2 years hence | Canadian Dollars
short-term borrowings
Total	2,655
2 years hence | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	2,267
2 years hence | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	388
2 years hence | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	38
2 years hence | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	20
2 years hence | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(28)
2 years hence | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	28
2 years hence | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	58
2 years hence | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	49
3 years hence
short-term borrowings
Total	2,182	2,142
3 years hence | Composite long-term debt
short-term borrowings
Total	1,368
3 years hence | Canadian Dollars
short-term borrowings
Total	1,283
3 years hence | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,023
3 years hence | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	260
3 years hence | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	38
3 years hence | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	19
3 years hence | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(434)
3 years hence | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	424
3 years hence | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	47
3 years hence | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	38
4 years hence
short-term borrowings
Total	2,436	2,425
4 years hence | Composite long-term debt
short-term borrowings
Total	1,688
4 years hence | Canadian Dollars
short-term borrowings
Total	1,601
4 years hence | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,424
4 years hence | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	177
4 years hence | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	38
4 years hence | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	20
4 years hence | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	58
4 years hence | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	29
5 years hence
short-term borrowings
Total	2,382	2,049
5 years hence | Composite long-term debt
short-term borrowings
Total	1,707
5 years hence | Canadian Dollars
short-term borrowings
Total	179
5 years hence | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	25
5 years hence | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	154
5 years hence | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,528
5 years hence | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	15
5 years hence | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,490)
5 years hence | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,459
5 years hence | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	1,512
5 years hence | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	16
5 years hence to 10 years
short-term borrowings
Total	10,297	7,824
5 years hence to 10 years | Composite long-term debt
short-term borrowings
Total	7,877
5 years hence to 10 years | Canadian Dollars
short-term borrowings
Total	5,931
5 years hence to 10 years | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	5,629
5 years hence to 10 years | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	302
5 years hence to 10 years | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,972
5 years hence to 10 years | U.S. Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	12
5 years hence to 10 years | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,219)
5 years hence to 10 years | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,148
5 years hence to 10 years | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	1,913
5 years hence to 10 years | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	33
Thereafter
short-term borrowings
Total	11,799	$ 10,915
Thereafter | Composite long-term debt
short-term borrowings
Total	7,126
Thereafter | Canadian Dollars
short-term borrowings
Total	5,467
Thereafter | Canadian Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	5,187
Thereafter | Canadian Dollars | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	280
Thereafter | U.S. Dollars | Long-term debt
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments	1,693
Thereafter | U.S. Dollars | Derivative Liability Receive
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	(1,693)
Thereafter | U.S. Dollars | Derivative Liability Pay
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Derivative Liabilities	1,646
Thereafter | U.S. Dollars | Composite long-term debt
short-term borrowings
Total	1,646
Thereafter | Other currencies | Lease liabilities
short-term borrowings
Future cash outflows in respect of composite long-term debt principal repayments - Leases	$ 13